CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 1,423,021	$ 1,740,235
Right of use assets	795,000	886,909
Goodwill	442,542	619,298
Other intangible assets	804,643	933,030
Fair value through other comprehensive income financial assets	6	13
Deferred income tax assets	60,938	63,786
Derivative financial instrument assets	12,140	1,540
Trade and other receivables	119,552	147,292
Non-current assets	3,657,842	4,392,103
Current assets
Inventories	33,559	40,589
Income tax receivable	3,012	3,755
Derivative financial instrument assets	402	565
Trade and other receivables	399,627	607,835
Cash and cash equivalents	445,713	293,823
Assets held for sale		26,040
Current assets	882,313	972,607
TOTAL ASSETS	4,540,155	5,364,710
Non-current liabilities
Trade and other payables	5,351	4,629
Borrowings	3,421,861	3,056,696
Lease liabilities	492,698	510,838
Provisions for other liabilities and charges	81,011	86,131
Deferred income tax liabilities	120,984	137,106
Non-current liabilities	4,121,905	3,795,400
Current liabilities
Trade and other payables	386,364	532,627
Provisions for other liabilities and charges	172	277
Derivative financial instrument liabilities	12,946	68,133
Income tax payable	60,507	75,612
Borrowings	157,814	454,151
Lease liabilities	90,060	91,156
Current liabilities	707,863	1,221,956
Total liabilities	4,829,768	5,017,356
EQUITY
Stated capital	5,399,205	5,394,812
Accumulated losses	(6,967,791)	(5,293,394)
Other reserves	1,076,281	8,430
Equity attributable to owners of the Company	(492,305)	109,848
Non-controlling interest	202,692	237,506
Total equity	(289,613)	347,354
Total equity and liabilities	$ 4,540,155	$ 5,364,710